Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (21,564)	$ (8,226)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization and accretion of investments	29	14
Depreciation and amortization	370	391
Stock-based compensation expense	421	473
Collaboration arrangement acquisition cost	15,943
Amortization of note discount	94	59
Changes in operating assets and liabilities:
Receivables	(49)	(5)
Prepaid and other current assets	(1,342)	55
Other assets	121	107
Accounts payable	289	134
Accrued compensation	14	(11)
Accrued liabilities	1,714	466
Deferred rent	(12)	12
Deferred revenue	4,379
Facility lease exit obligation	(143)	(120)
Net cash provided by (used in) operating activities	264	(6,651)
Cash flows from investing activities:
Capital expenditures	(43)	(5)
Purchases of available-for-sale investments	(2,852)	(2,502)
Proceeds from maturities of available-for-sale investments	3,026	8,800
Net cash provided by investing activities	131	6,293
Cash flows from financing activities:
Proceeds from private offering of common stock, net	40,227	5,547
Proceeds from issuance of common stock to Employee Stock Purchase Plan	95	77
Net cash provided by financing activities	40,322	5,624
Net increase in cash and cash equivalents	40,717	5,266
Cash and cash equivalents at beginning of year	7,414	2,148
Cash and cash equivalents at end of year	$ 48,131	$ 7,414